Basis of Presentation - Additional Information (Detail) - USD ($)	May 23, 2017	May 17, 2017	Sep. 30, 2017	May 11, 2017	Dec. 31, 2016
Basis Of Presentation [Line Items]
Common stock, authorized shares			50,000,000		50,000,000
Common stock, par value per share			$ 0.001		$ 0.001
Preferred stock, authorized shares			5,000,000		5,000,000
Preferred stock, par value per share			$ 0.001		$ 0.001
Common stock, shares issued			9,800,000		8,000,000
Manitex International, Inc
Basis Of Presentation [Line Items]
Ownership percentage					51.00%
A S V Holding LLC
Basis Of Presentation [Line Items]
Net proceeds from initial public offering	$ 0
Purchase of common stock by underwriters	570,000
Ownership percentage					49.00%
IPO
Basis Of Presentation [Line Items]
Common stock, authorized shares				50,000,000
Common stock, par value per share				$ 0.001
Preferred stock, authorized shares				5,000,000
Preferred stock, par value per share				$ 0.001
Common stock, shares issued		3,800,000
IPO | Manitex International, Inc
Basis Of Presentation [Line Items]
Common stock, shares issued		2,000,000
Net proceeds from initial public offering		$ 0
IPO | A S V Holding LLC
Basis Of Presentation [Line Items]
Sale of stock, price per share	$ 7.00
IPO | ASV Holdings Inc
Basis Of Presentation [Line Items]
Common stock, shares issued		1,800,000
Net proceeds from initial public offering		$ 10,405,000
IPO | Common Stock
Basis Of Presentation [Line Items]
Sale of stock, price per share		$ 7.00